Expense Example - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - Fidelity Advisor Global Capital Appreciation Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Global Capital Appreciation Fund - Class A
Expense Example:
1 year	$ 700
3 years	965
5 years	1,251
10 years	2,062
Fidelity Advisor Global Capital Appreciation Fund - Class C
Expense Example:
1 year	308
3 years	646
5 years	1,111
10 years	2,203
Fidelity Advisor Global Capital Appreciation Fund - Class M
Expense Example:
1 year	502
3 years	826
5 years	1,173
10 years	2,150
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example:
1 year	102
3 years	318
5 years	552
10 years	$ 1,225